Cover	Sep. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	1-36132
Entity Registrant Name	PLAINS GP HOLDINGS LP
Entity Central Index Key	0001581990
Entity Tax Identification Number	90-1005472
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 Clay Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	646-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Shares
Trading Symbol	PAGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false